Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Prepaid Expenses

14.	Prepaid Expenses

	12.31.2021	12.31.2020
Program for incentive to alternative energy sources - Proinfa	35,837	22,408
Insurance premiums	17,692	14,453
Others	147	170
	53,676	37,031
Current	53,649	36,987
Noncurrent	27	44